Trade receivables, reseller financing and other receivables - Summary of of Trade Receivables, Gross of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	R$ 4,269,473	R$ 4,533,327
Current [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	3,538,087	3,930,178
Less than 30 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	52,561	20,873
31 to 60 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	52,089	18,741
61-90 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	15,976	21,482
91-180 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	34,157	46,586
More than 180 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	R$ 576,603	R$ 495,467